Cover	Jul. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2021
Entity File Number	001-33958
Entity Registrant Name	SELLAS Life Sciences Group, Inc.
Entity Central Index Key	0001390478
Entity Tax Identification Number	20-8099512
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Times Square
Entity Address, Address Line Two	Suite 2503
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	200-5278
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false